Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	ROIC⁵
					TSR ($)	Peer Group TSR ($)
2022	9,300,136	(6,982,448)	2,229,044	(650,485)	115.28	104.04	727	12.4%
2021	11,815,065	13,384,538	3,441,916	3,878,831	153.68	128.81	(560)	12.5%
2020	17,521,039	28,558,037	5,185,685	7,151,936	138.13	118.34	579	10.8%

(1) Timothy Donahue was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Thomas Kelly	Thomas Kelly	Kevin Clothier
Gerard Gifford	Gerard Gifford	Gerard Gifford
Djalma Novaes	Djalma Novaes	Djalma Novaes
Didier Sourisseau	Robert Bourque	Robert Bourque
Hock Huat Goh

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	9,300,136	0	(7,364,000)	691,464	(9,610,048)	(6,982,448)
2021	11,815,065	(1,106,979)	(6,368,770)	716,307	8,328,915	13,384,538
2020	17,521,039	(5,714,297)	(6,239,951)	611,009	22,380,237	28,558,037

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,229,044	0	(986,390)	159,674	(2,052,813)	(650,485)
2021	3,441,916	(248,755)	(1,287,047)	294,478	1,678,239	3,878,831
2020	5,185,685	(1,608,949)	(1,303,529)	199,138	4,679,591	7,151,936

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	3,979,926	(13,395,521)	0	(194,453)	0	0	(9,610,048)
2021	9,948,725	(1,591,678)	0	(28,132)	0	0	8,328,915
2020	14,578,713	7,972,735	0	(171,211)	0	0	22,380,237

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	533,100	(2,053,999)	0	(258,899)	(273,015)	0	(2,052,813)
2021	2,010,515	(327,022)	0	(5,254)	0	0	1,678,239
2020	3,045,471	1,678,931	0	(44,811)	0	0	4,679,591
(4)	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Containers & Packaging (DJUSCP) (“Dow Jones Containers & Packaging”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones Containers & Packaging, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined ROIC to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Named Executive Officers, Footnote [Text Block]

(1) Timothy Donahue was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Thomas Kelly	Thomas Kelly	Kevin Clothier
Gerard Gifford	Gerard Gifford	Gerard Gifford
Djalma Novaes	Djalma Novaes	Djalma Novaes
Didier Sourisseau	Robert Bourque	Robert Bourque
Hock Huat Goh

Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Containers & Packaging (DJUSCP) (“Dow Jones Containers & Packaging”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones Containers & Packaging, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount		$ 9,300,136	$ 11,815,065	$ 17,521,039
PEO Actually Paid Compensation Amount	[1],[2]	$ (6,982,448)	13,384,538	28,558,037
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	9,300,136	0	(7,364,000)	691,464	(9,610,048)	(6,982,448)
2021	11,815,065	(1,106,979)	(6,368,770)	716,307	8,328,915	13,384,538
2020	17,521,039	(5,714,297)	(6,239,951)	611,009	22,380,237	28,558,037

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	3,979,926	(13,395,521)	0	(194,453)	0	0	(9,610,048)
2021	9,948,725	(1,591,678)	0	(28,132)	0	0	8,328,915
2020	14,578,713	7,972,735	0	(171,211)	0	0	22,380,237

Non-PEO NEO Average Total Compensation Amount		$ 2,229,044	3,441,916	5,185,685
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ (650,485)	3,878,831	7,151,936
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,229,044	0	(986,390)	159,674	(2,052,813)	(650,485)
2021	3,441,916	(248,755)	(1,287,047)	294,478	1,678,239	3,878,831
2020	5,185,685	(1,608,949)	(1,303,529)	199,138	4,679,591	7,151,936

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	533,100	(2,053,999)	0	(258,899)	(273,015)	0	(2,052,813)
2021	2,010,515	(327,022)	0	(5,254)	0	0	1,678,239
2020	3,045,471	1,678,931	0	(44,811)	0	0	4,679,591

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

*Note the TSR above is indexed to an initial $100 investment on December 31, 2019.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our ROIC. See the Compensation Discussion and Analysis – Calculation of ROIC (page 48) for more information on the ROIC calculation.

Total Shareholder Return Vs Peer Group [Text Block]		The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Dow Jones U.S. Containers & Packaging (DJUSCP) over the same period.
Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this list are not ranked.

Modified Operating Cash Flow
Economic Profit
Total Shareholder Return vs Peers
Return on Invested Capital

Total Shareholder Return Amount		$ 115.28	153.68	138.13
Peer Group Total Shareholder Return Amount		104.04	128.81	118.34
Net Income (Loss)		$ 727,000,000	$ (560,000,000)	$ 579,000,000
Company Selected Measure Amount		0.0124	0.0125	0.0108
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Modified Operating Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Economic Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return vs Peers
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
PEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ (1,106,979)	$ (5,714,297)
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,364,000)	(6,368,770)	(6,239,951)
PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		691,464	716,307	611,009
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,610,048)	8,328,915	22,380,237
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,979,926	9,948,725	14,578,713
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,395,521)	(1,591,678)	7,972,735
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(194,453)	(28,132)	(171,211)
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,610,048)	8,328,915	22,380,237
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(986,390)	(1,287,047)	(1,303,529)
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		159,674	294,478	199,138
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,052,813)	1,678,239	4,679,591
Non-PEO NEO [Member] | Average Exclusion Of Change In Pension Valu [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(248,755)	(1,608,949)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		533,100	2,010,515	3,045,471
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,053,999)	(327,022)	1,678,931
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(258,899)	(5,254)	(44,811)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(273,015)	0	0
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,052,813)	$ 1,678,239	$ 4,679,591
Timothy Donahue [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Timothy Donahue
Kevin Clothier [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Kevin Clothier	Thomas Kelly	Thomas Kelly
Gerard Gifford [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Gerard Gifford	Gerard Gifford	Gerard Gifford
Djalma Novaes [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Djalma Novaes	Djalma Novaes	Djalma Novaes
Didier Sourisseau [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Didier Sourisseau
Robert Bourque [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Robert Bourque	Robert Bourque
Hock Huat Goh [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Hock Huat Goh

[1]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
[2]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.